Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 2,770	£ 2,165	£ 1,658
Pension and other benefits	135	104	79
Share-based payments	4,255	5,637	3,377
Key management personnel compensation	£ 7,160	£ 7,906	£ 5,114